Expenses by Nature - Other Operating Income and Expenses, Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details by nature:
Changes in trade provisions	€ (23,125)	€ 3,648	€ (22,069)
Professional services	211,305	211,579	190,003
Commissions	21,941	18,473	20,147
Supplies and auxiliary materials	149,831	131,932	119,014
Operating leases (note 28)	84,299	80,136	74,945
Freight	112,340	105,292	96,680
Repair and maintenance expenses	107,806	103,518	89,797
Advertising	44,659	49,893	51,233
Insurance	22,632	21,529	20,008
Royalties	10,726	11,241	9,217
Travel expenses	51,428	58,171	53,239
External services	53,391	82,699	43,231
R&D Expenses	100,889	89,977	78,379
Other	48,104	38,470	136,874
Total other operating income and expenses	€ 996,226	€ 1,006,558	€ 960,698